[LETTERHEAD]
January 3, 2007
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Transamerica IDEX Mutual Funds
1933 Act File No.: 33-2659
Filer CIK No.: 0000787623
Dear Sir or Madam:
     On behalf of Transamerica IDEX Mutual Funds (the “Trust”), we are filing pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), a certification that the forms of prospectuses and Statements of Additional Information for the Trust dated December 27, 2006 that would have been filed under Rule 497(c) of the Securities Act would not have differed from the form of prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 83 to the Trust’s Registration Statement on Form N-1A, filed electronically with the Securities and Exchange Commission on December 22, 2006 (Accession Number 0000950144-06-011773).
     Any comments or questions should be directed to the undersigned at (727) 299-1821.

Sincerely,
/s/ Dennis P. Gallagher
Senior Vice President, General Counsel
and Secretary